Accounts payable, accrued and other liabilities (Details) - Schedule of accounts payable, accrued and other liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Accounts Payable Accrued and Other Liabilities [Abstract]
Trade payables	$ 3,186	$ 4,628
Accrued and other liabilities	5,849	3,893
Payroll taxes	2	17
Amounts due to Directors		69
Total	$ 9,037	$ 8,607